Segment Reporting and Geographic Information (Tables)	12 Months Ended
Dec. 31, 2021
Segment Reporting [Abstract]
Summary Of Revenue By Geographical Region

	For the Years Ended December 31,
	2021	2020
Americas	$1,043	$1,372
Asia	1,898	842
Europe, Middle East and Africa	987	801

Total net sales	$3,928	$3,015